Loans and other financial assets at amortized cost_Changes in allowances for credit losses on other financial assets (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	₩ (77,139,000,000)	₩ (67,941,000,000)	₩ (58,998,000,000)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net provision of allowance for credit losses	(5,336,000,000)	(6,061,000,000)	(38,299,000,000)
Charge off	2,151,000,000	2,506,000,000	28,200,000,000
Disposal	1,557,000,000	1,685,000,000	1,265,000,000
Business combination	(4,827,000,000)	(7,669,000,000)
Others	299,000,000	341,000,000	(109,000,000)
Ending balance	(83,295,000,000)	(77,139,000,000)	(67,941,000,000)
Stage 1
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(3,196,000,000)	(3,469,000,000)	(2,955,000,000)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	(142,000,000)	(207,000,000)	(150,000,000)
Transfer to lifetime expected credit losses	125,000,000	116,000,000	105,000,000
Transfer to credit-impaired financial assets	23,000,000	19,000,000	6,509,000,000
Net provision of allowance for credit losses	(667,000,000)	802,000,000	(6,583,000,000)
Charge off	0	0	0
Disposal	0	0	0
Business combination	(624,000,000)	(401,000,000)
Others	815,000,000	(56,000,000)	(395,000,000)
Ending balance	(3,666,000,000)	(3,196,000,000)	(3,469,000,000)
Stage 2
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(1,666,000,000)	(1,971,000,000)	(1,832,000,000)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	129,000,000	198,000,000	139,000,000
Transfer to lifetime expected credit losses	(155,000,000)	(43,000,000)	(416,000,000)
Transfer to credit-impaired financial assets	64,000,000	159,000,000	304,000,000
Net provision of allowance for credit losses	(1,589,000,000)	(9,000,000)	(166,000,000)
Charge off	0	0	0
Disposal	0	0	1,000,000
Business combination	(2,235,000,000)	0
Others	2,000,000	0	(1,000,000)
Ending balance	(5,450,000,000)	(1,666,000,000)	(1,971,000,000)
Stage 3
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(72,277,000,000)	(62,501,000,000)	(54,211,000,000)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	13,000,000	9,000,000	11,000,000
Transfer to lifetime expected credit losses	30,000,000	(73,000,000)	311,000,000
Transfer to credit-impaired financial assets	(87,000,000)	(178,000,000)	(6,813,000,000)
Net provision of allowance for credit losses	(3,080,000,000)	(6,854,000,000)	(31,550,000,000)
Charge off	2,151,000,000	2,506,000,000	28,200,000,000
Disposal	1,557,000,000	1,685,000,000	1,264,000,000
Business combination	(1,968,000,000)	(7,268,000,000)
Others	(518,000,000)	397,000,000	287,000,000
Ending balance	₩ (74,179,000,000)	₩ (72,277,000,000)	₩ (62,501,000,000)